Note 7 - Pensions and Other Postretirement Benefits (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Note 7 - Pensions and Other Postretirement Benefits (Details) [Line Items]
Defined Benefit Plan, Recognized Net Gain (Loss) Due to Settlements		$ 4,200,000	$ 2,900,000
Unrecognized Actuarial Gain (Loss) in Excess of Benefit Obligation, Percentage	10.00%
Defined Benefit Plan, Effect of One Percentage Point Increase on Service and Interest Cost Components	201,000
Defined Benefit Plan, Effect of One Percentage Point Increase on Accumulated Postretirement Benefit Obligation	2,200,000
Defined Benefit Plan, Effect of One Percentage Point Decrease on Service and Interest Cost Components	185,000
Defined Benefit Plan, Effect of One Percentage Point Decrease on Accumulated Postretirement Benefit Obligation	1,900,000
Equity Securities [Member]
Note 7 - Pensions and Other Postretirement Benefits (Details) [Line Items]
Defined Benefit Plan, Target Plan Asset Allocations Range Minimum	14.00%
Defined Benefit Plan, Target Plan Asset Allocations Range Maximum	34.00%
Fixed Income Securities [Member]
Note 7 - Pensions and Other Postretirement Benefits (Details) [Line Items]
Defined Benefit Plan, Target Plan Asset Allocations Range Minimum	60.00%
Defined Benefit Plan, Target Plan Asset Allocations Range Maximum	80.00%
Alternative Investments [Member]
Note 7 - Pensions and Other Postretirement Benefits (Details) [Line Items]
Defined Benefit Plan, Target Plan Asset Allocations Range Minimum	0.00%
Defined Benefit Plan, Target Plan Asset Allocations Range Maximum	12.00%
Cash and Cash Equivalents [Member]
Note 7 - Pensions and Other Postretirement Benefits (Details) [Line Items]
Defined Benefit Plan, Target Plan Asset Allocations Range Minimum	0.00%
Defined Benefit Plan, Target Plan Asset Allocations Range Maximum	10.00%
Retirees Age 65 And Over [Member] | Postretirement Health Coverage [Member]
Note 7 - Pensions and Other Postretirement Benefits (Details) [Line Items]
Defined Benefit Plan, Ultimate Health Care Cost Trend Rate	0.00%
Retirees Under Age 65 [Member] | Postretirement Health Coverage [Member]
Note 7 - Pensions and Other Postretirement Benefits (Details) [Line Items]
Defined Benefit Plan, Ultimate Health Care Cost Trend Rate	5.00%
One Percentage Point Change in Assumed Rate of Return [Member]
Note 7 - Pensions and Other Postretirement Benefits (Details) [Line Items]
Defined Benefit Plan Effect On Pension Expense	679,000
One Percentage Point Increase in Discount Rate [Member]
Note 7 - Pensions and Other Postretirement Benefits (Details) [Line Items]
Defined Benefit Plan Effect On Pension Expense	1,400,000
One Percentage Point Decrease in Discount Rate [Member]
Note 7 - Pensions and Other Postretirement Benefits (Details) [Line Items]
Defined Benefit Plan Effect On Pension Expense	1,600,000
Minimum [Member] | Pension Plan [Member]
Note 7 - Pensions and Other Postretirement Benefits (Details) [Line Items]
Defined Benefit Plans, Estimated Future Employer Contributions in Next Fiscal Year	2,000,000
Maximum [Member] | Pension Plan [Member]
Note 7 - Pensions and Other Postretirement Benefits (Details) [Line Items]
Defined Benefit Plans, Estimated Future Employer Contributions in Next Fiscal Year	4,000,000
Pension Plan [Member]
Note 7 - Pensions and Other Postretirement Benefits (Details) [Line Items]
Defined Contribution Plan, Employer Discretionary Contribution Amount	$ 1,600,000	$ 1,300,000	$ 1,200,000